ORGANIZATION AND CAPITAL MANAGEMENT	12 Months Ended
Dec. 31, 2023
Management Commentary Explanatory [Abstract]
ORGANIZATION AND CAPITAL MANAGEMENT	ORGANIZATION AND CAPITAL MANAGEMENT
Brookfield Corporation (the “Corporation”) is a leading global investment firm focused on building long-term wealth for institutions and individuals around the world. References in these financial statements to “Brookfield,” “us,” “we,” “our” or “the company” refer to the Corporation and its direct and indirect subsidiaries and consolidated entities. The Corporation is listed on the New York and Toronto stock exchanges (“NYSE” and “TSX”, respectively) under the symbol BN. The Corporation was formed by articles of amalgamation under the Business Corporations Act (Ontario) and is registered in Ontario, Canada. The registered office of the Corporation is Brookfield Place, 181 Bay Street, Suite 100, Toronto, Ontario, M5J 2T3.
Capital Management
The company utilizes the Corporation’s capital to manage the business in a number of ways, including operating performance, value creation, credit metrics and capital efficiency. The performance of the Corporation’s capital is closely tracked and monitored by the company’s key management personnel and evaluated relative to management’s objectives. The primary goal of the company is to earn a 15%+ return compounded over the long term while always maintaining excess capital to support ongoing operations.
The Corporation’s capital consists of the capital invested in its Asset Management business, including investments in entities that it manages, its Insurance Solutions business, its corporate investments that are held outside of managed entities, and its net working capital. The Corporation’s capital is funded with common equity, preferred equity and corporate borrowings issued by the Corporation.
As at December 31, 2023, the Corporation’s capital totaled $58.2 billion (December 31, 2022 – $55.4 billion), and is computed as follows:

AS AT DEC. 31 (MILLIONS)	2023	2022
Cash and cash equivalents	$134	$1,282
Other financial assets	4,004	6,870
Common equity in investments	53,523	49,391
Other assets and liabilities of the Corporation	506	(2,170)
Corporation’s Capital	$58,167	$55,373
Corporation’s Capital is comprised of the following:
Common equity	$41,674	$39,608
Preferred equity	4,103	4,145
Non-controlling interest	230	230
Corporate borrowings	12,160	11,390
	$58,167	$55,373
The Corporation generates returns on its capital through management fees and performance revenues earned through its Asset Management business, distributable earnings from its Insurance Solutions business, distributions or dividends earned from its capital invested in managed entities, and through performance of the Corporation’s financial assets. Prudent levels of corporate borrowings and preferred equity are utilized to enhance returns to shareholders’ common equity.
A reconciliation of the Corporation’s capital to the company’s consolidated balance sheet as at December 31, 2023 is as follows:

AS AT DEC. 31, 2023 (MILLIONS)	The Corporation	Investments	Elimination[1]	Total Consolidated
Cash and cash equivalents	$134	$11,088	$—	$11,222
Other financial assets	4,004	24,320	—	28,324
Accounts receivable and other[1]	1,191	27,836	(515)	28,512
Inventory	—	11,412	—	11,412
Assets classified as held for sale	—	2,489	—	2,489
Equity accounted investments	2,081	57,043	—	59,124
Investment properties	21	124,131	—	124,152
Property, plant and equipment	144	147,473	—	147,617
Intangible assets	84	38,910	—	38,994
Goodwill	—	34,911	—	34,911
Deferred income tax assets	489	2,849	—	3,338
Accounts payable and other[1]	(3,383)	(56,025)	515	(58,893)
Liabilities associated with assets classified as held for sale	—	(118)	—	(118)
Deferred income tax liabilities	(117)	(24,870)	—	(24,987)
Subsidiary equity obligations	(4)	(4,141)	—	(4,145)
Total	4,644	397,308	—	401,952
Common equity in investments[2]	53,523	—	(53,523)	—
Corporation’s Capital	58,167	397,308	(53,523)	401,952
Less:
Corporate borrowings	12,160	—	—	12,160
Non-recourse borrowings of managed entities	—	221,550	—	221,550
Amounts attributable to preferred equity	4,103	—	—	4,103
Amounts attributable to non-controlling interests	230	122,235	—	122,465
Common equity	$41,674	$53,523	$(53,523)	$41,674
1.Contains the gross up of intercompany balances, including accounts receivable and other, and accounts payable and other of $515 million and $515 million, respectively, between entities within the Corporation and its investments.
2.Represents the carrying value of the Corporation’s investments.
Common equity in investments is a measure routinely evaluated by our company’s key management personnel and represents the net equity in our consolidated financial statements outside of our Corporate Activities. This measure is equal to the sum of the common equity in our Asset Management, Insurance Solutions, Renewable Power and Transition, Infrastructure, Private Equity, and Real Estate operating segments.
A reconciliation of the Corporation’s capital to the company’s consolidated balance sheet as at December 31, 2022 is as follows:

AS AT DEC. 31, 2022 (MILLIONS)	The Corporation	Investments	Elimination[1]	Total Consolidated
Cash and cash equivalents	$1,282	$13,114	$—	$14,396
Other financial assets	6,870	20,029	—	26,899
Accounts receivable and other[1]	2,196	25,431	(249)	27,378
Inventory	2	12,841	—	12,843
Assets classified as held for sale	—	2,830	—	2,830
Equity accounted investments	1,460	45,634	—	47,094
Investment properties	27	115,073	—	115,100
Property, plant and equipment	146	124,122	—	124,268
Intangible assets	81	38,330	—	38,411
Goodwill	—	28,662	—	28,662
Deferred income tax assets	475	2,928	—	3,403
Accounts payable and other[1]	(6,004)	(51,310)	249	(57,065)
Liabilities associated with assets classified as held for sale	—	(876)	—	(876)
Deferred income tax liabilities	(112)	(23,078)	—	(23,190)
Subsidiary equity obligations	(441)	(3,747)	—	(4,188)
Total	5,982	349,983	—	355,965
Common equity in investments[2]	49,391	—	(49,391)	—
Corporation’s Capital	55,373	349,983	(49,391)	355,965
Less:
Corporate borrowings	11,390	—	—	11,390
Non-recourse borrowings of managed entities	—	202,684	—	202,684
Amounts attributable to preferred equity	4,145	—	—	4,145
Amounts attributable to non-controlling interests	230	97,908	—	98,138
Common equity	$39,608	$49,391	$(49,391)	$39,608
1.Contains the gross up of intercompany balances, including accounts receivable and other, and accounts payable and other of $249 million and $249 million, respectively, between entities within the Corporation and its investments.
2.Represents the carrying value of the Corporation’s investments.